Reportable segments (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of entity's operating segments [Abstract]
Disclosure of entity's operating segments [text block]

Operating segment items	Specialty plant nutrients	Iodine and its derivatives	Lithium and its derivatives	Industrial chemicals	Potassium	Other products and services	Reportable segments	Operating segments	Unallocated amounts	Total 12/31/2018
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Revenue	781,750	324,972	734,801	108,268	267,474	48,538	2,265,803	2,265,803		2,265,803
Revenues from transactions with other operating segments of the same entity	-	-	-	-	-	-	-	-	-	-

Revenues from external customers and transactions with other operating segments of the same entity	781,750	324,972	734,801	108,268	267,474	48,538	2,265,803	2,265,803		2,265,803

Costs of sales	(613,267)	(217,464)	(316,875)	(72,964)	(217,386)	(45,568)	(1,483,524)	(1,483,524)		(1,483,524)
Administrative expenses	-	-	-	-	-	-	-	-	(118,126)	(118,126)
Interest expense	-	-	-	-	-	-	-	-	(59,914)	(59,914)
Depreciation and amortization expense	(73,073)	(45,280)	(44,837)	(16,041)	(41,891)	(377)	(221,499)	(221,499)		(221,499)
The entity’s interest in the profit or loss of associates and joint ventures accounted for by the equity method	-	-	-	-	-	-	-	-	6,351	6,351
Income tax expense, continuing operations	-	-	-	-	-	-	-	-	(178,975)	(178,975)
Other items other than significant cash
Income (loss) before taxes	168,483	107,508	417,926	35,304	50,088	2,970	782,279	782,279	(161,241)	621,038

Net income (loss) from continuing operations	168,483	107,508	417,926	35,304	50,088	2,970	782,279	782,279	(340,216)	442,063
Net income (loss) from discontinued operations
Net income (loss)	168,483	107,508	417,926	35,304	50,088	2,970	782,279	782,279	(340,216)	442,063

Assets	-	-	-	-	-	-	-	-	4,268,094	4,268,094
Equity-accounted investees	-	-	-	-	-	-	-	-	111,549	111,549
Incorporation of non-current assets other than financial instruments, deferred tax assets, net defined benefit assets and rights arising from insurance contracts									(15,028)	(15,028)
Increase of non-current assets	-	-	-	-	-	-	-	-
Liabilities	-	-	-	-	-	-	-	-	2,130,291	2,130,291
Impairment loss recognized in profit or loss	(2,227)	(1,171)	(243)	(79)	(3,006)	(553)	(7,279)	(7,279)	2,985	(4,294)
Reversal of impairment losses recognized in profit or loss for the period	-	-	-	-	-	-	-	-	-	-
Cash flows from (used in) operating activities	-	-	-	-	-	-	-	-	524,1839	524,839
Cash flows from (used in) investing activities	-	-	-	-	-	-	-	-	(187,004)	(187,004)
Cash flows from (used in) financing activities	-	-	-	-	-	-	-	-	(387,313)	(387,313)

Operating segment items	Specialty plant nutrients	Iodine and its derivatives	Lithium and its derivatives	Industrial chemicals	Potassium	Other products and services	Reportable segments	Operating segments	Unallocated amounts	Total 12/31/2018
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Revenue	781,750	324,972	734,801	108,268	267,474	48,538	2,265,803	2,265,803		2,265,803
Revenues from transactions with other operating segments of the same entity	-	-	-	-	-	-	-	-	-	-

Revenues from external customers and transactions with other operating segments of the same entity	781,750	324,972	734,801	108,268	267,474	48,538	2,265,803	2,265,803		2,265,803

Costs of sales	(613,267)	(217,464)	(316,875)	(72,964)	(217,386)	(45,568)	(1,483,524)	(1,483,524)		(1,483,524)
Administrative expenses	-	-	-	-	-	-	-	-	(118,126)	(118,126)
Interest expense	-	-	-	-	-	-	-	-	(59,914)	(59,914)
Depreciation and amortization expense	(73,073)	(45,280)	(44,837)	(16,041)	(41,891)	(377)	(221,499)	(221,499)		(221,499)
The entity’s interest in the profit or loss of associates and joint ventures accounted for by the equity method	-	-	-	-	-	-	-	-	6,351	6,351
Income tax expense, continuing operations	-	-	-	-	-	-	-	-	(178,975)	(178,975)
Other items other than significant cash
Income (loss) before taxes	168,483	107,508	417,926	35,304	50,088	2,970	782,279	782,279	(161,241)	621,038

Net income (loss) from continuing operations	168,483	107,508	417,926	35,304	50,088	2,970	782,279	782,279	(340,216)	442,063
Net income (loss) from discontinued operations
Net income (loss)	168,483	107,508	417,926	35,304	50,088	2,970	782,279	782,279	(340,216)	442,063

Assets	-	-	-	-	-	-	-	-	4,268,094	4,268,094
Equity-accounted investees	-	-	-	-	-	-	-	-	111,549	111,549
Incorporation of non-current assets other than financial instruments, deferred tax assets, net defined benefit assets and rights arising from insurance contracts									(15,028)	(15,028)
Increase of non-current assets	-	-	-	-	-	-	-	-
Liabilities	-	-	-	-	-	-	-	-	2,130,291	2,130,291
Impairment loss recognized in profit or loss	(2,227)	(1,171)	(243)	(79)	(3,006)	(553)	(7,279)	(7,279)	2,985	(4,294)
Reversal of impairment losses recognized in profit or loss for the period	-	-	-	-	-	-	-	-	-	-
Cash flows from (used in) operating activities	-	-	-	-	-	-	-	-	524,1839	524,839
Cash flows from (used in) investing activities	-	-	-	-	-	-	-	-	(187,004)	(187,004)
Cash flows from (used in) financing activities	-	-	-	-	-	-	-	-	(387,313)	(387,313)

Operating segment items	Specialty plant nutrients	Iodine and its derivatives	Lithium and its derivatives	Industrial chemicals	Potassium	Other products and services	Reportable segments	Operating segments	Unallocated amounts	Total 12/31/2017
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Revenue	697,251	252,123	644,573	135,578	379,326	48,472	2,157,323	2,157,323	-	2,157,323
Revenues from transactions with other operating segments of the same entity	-	-	-	-	-	-	-	-	-	-
Revenues from external customers and transactions with other operating segments of the same entity	697,251	252,123	644,573	135,578	379,326	48,472	2,157,323	2,157,323	-	2,157,323
Costs of sales	(555,356)	(199,808)	(189,242)	(91,753)	(313,690)	(44,973)	(1,394,822)	(1,394,822)	-	(1,394,822)
Administrative expenses	-	-	-	-	-	-	-	-	(101,171)	(101,171)
Interest expense	-	-	-	-	-	-	-	-	(50,124)	(50,124)
Depreciation and amortization expense	(73,702)	(44,252)	(18,036)	(16,050)	(88,130)	(356)	(240,526)	(240,526)	-	(240,526)
The entity’s interest in the profit or loss of associates and joint ventures accounted for by the equity method	-	-	-	-	-	-	-	-	14,452	14,452
Income tax expense, continuing operations	-	-	-	-	-	-	-	-	(166,173)	(166,173)
Other items other than significant cash
Income (loss) before taxes	141,895	52,315	455,331	43,825	65,636	3,499	762,501	762,501	(167,911)	594,590

Net income (loss) from continuing operations	141,895	52,315	455,331	43,825	65,636	3,499	762,501	762,501	(334,084)	428,417
Net income (loss) from discontinued operations
Net income (loss)	141,895	52,315	455,331	43,825	65,636	3,499	762,501	762,501	(334,084)	428,417

Assets	-	-	-	-	-	-	-	-	4,296,236	4,296,236
Equity-accounted investees	-	-	-	-	-	-	-	-	152,630	152,630
Incorporation of non-current assets other than financial instruments, deferred tax assets, net defined benefit assets and rights arising from insurance contracts									-	-
Increase of non-current assets	-	-	-	-	-	-	-	-	-	-
Liabilities	-	-	-	-	-	-	-	-	2,048,768	2,048,768
Impairment loss recognized in profit or loss	(15,025)	335	1,112	(3,546)	(240)	(219)	(17,583)	(17,583)	(14,316)	(31,899)
Reversal of impairment losses recognized in profit or loss for the period	-	-	-	-	-	-	-	-	-	-
Cash flows from (used in) operating activities	-	-	-	-	-	-	-	-	758,272	758,272
Cash flows from (used in) investing activities	-	-	-	-	-	-	-	-	(248,067)	(248,067)
Cash flows from (used in) financing activities	-	-	-	-	-	-	-	-	(411,920)	(411,920)

	12/31/2018
Items in the statement of comprehensive income	Specialty plant nutrients ThUS$	Iodine and its derivatives ThUS$	Lithium and its derivatives ThUS$	Industrial chemicals ThUS$	Potassium ThUS$	Other products and services ThUS$	Corporate Unit ThUS$	Total segments and Corporate unit ThUS$
Revenue	781,750	324,972	734,801	108,268	267,474	48,538	-	2,265,803
Cost of sales	(613,267)	(217,464)	(316,875)	(72,964)	(217,386)	(45,568)	-	(1,483,524)

Gross profit	168,483	107,508	417,926	35,304	50,088	2,970	-	782,279
Other incomes by function	-	-	-	-	-	-	32,048	32,048
Administrative expenses	-	-	-	-	-	-	(118,126)	(118,126)
Other expenses by function	-	-	-	-	-	-	(36,907)	(36,907)
Deterioro de valor de ganancias y revisión de pérdidas por deterioro de valor (pérdidas por deterioro de valor) determinado de acuerdo con la NIIF 9	-	-	-	-	-	-	2,967	2,967
Other gains (losses)	-	-	-	-	-	-	6,404	6,404
Financial income	-	-	-	-	-	-	22,533	22,533
Financial costs	-	-	-	-	-	-	(59,914)	(59,914)
interest in the profit or loss of associates and joint ventures accounted for by the equity method	-	-	-	-	-	-	6,351	6,351
Exchange differences	-	-	-	-	-	-	(16,597)	(16,597)
Profit (loss) before taxes	168,483	107,508	417,926	35,304	50,088	2,970	(161,241)	621,038
Income tax expense	-	-	-	-	-	-	(178,975)	(178,975)
Profit (loss) from continuing operations	168,483	107,508	417,926	35,304	50,088	2,970	(340,216)	442,063
Profit (loss) from discontinued operations	-	-	-	-	-	-	-	-
Profit (loss)	168,483	107,508	417,926	35,304	50,088	2,970	(340,216)	442,063
Profit (loss), attributable to
Profit (loss) attributable to the controller´s owners	-	-	-	-	-	-	-	439,830
Profit (loss) attributable to the non-controllers	-	-	-	-	-	-	-	2,233
Profit (loss)	-	-	-	-	-	-	-	442,063

	12/31/2017
Items in the statement of comprehensive income	Specialty plant nutrients ThUS$	Iodine and its derivatives ThUS$	Lithium and its derivatives ThUS$	Industrial chemicals ThUS$	Potassium ThUS$	Other products and services ThUS$	Corporate Unit ThUS$	Total segments and Corporate unit ThUS$
Revenue	697,251	252,123	644,573	135,578	379,326	48,472	-	2,157,323
Cost of sales	(555,356)	(199,808)	(189,242)	(91,753)	(313,690)	(44,973)	-	(1,394,822)
Gross profit	141,895	52,315	455,331	43,825	65,636	3,499	-	762,501
Other incomes by function	-	-	-	-	-	-	17,827	17,827
Administrative expenses	-	-	-	-	-	-	(101,171)	(101,171)
Other expenses by function	-	-	-	-	-	-	(53,600)	(53,600)
Other gains (losses)	-	-	-	-	-	-	543	543
Financial income	-	-	-	-	-	-	13,499	13,499
Financial costs	-	-	-	-	-	-	(50,124)	(50,124)
Deterioro de valor de ganancias y revisión de pérdidas por deterioro de valor (pérdidas por deterioro de valor) determinado de acuerdo con la NIIF 9	-	-	-	-	-	-	(8,038)	(8,038)
interest in the profit or loss of associates and joint ventures accounted for by the equity method	-	-	-	-	-	-	14,452	14,452
Exchange differences	-	-	-	-	-	-	(1,299)	(1,299)
Profit (loss) before taxes	141,895	52,315	455,331	43,825	65,636	3,499	(167,911)	594,590
Income tax expense	-	-	-	-	-	-	(166,173)	(166,173)
Profit (loss) from continuing operations	141,895	52,315	455,331	43,825	65,636	3,499	(334,084)	428,417
Profit (loss) from discontinued operations	-	-	-	-	-	-	-	-
Profit (loss)	141,895	52,315	455,331	43,825	65,636	3,499	(334,084)	428,417
Profit (loss), attributable to	-	-	-	-	-	-	-	-
Profit (loss) attributable to the controller´s owners	-	-	-	-	-	-	-	427,697
Profit (loss) attributable to the non-controllers	-	-	-	-	-	-	-	720
Profit (loss)	-	-	-	-	-	-	-	428,417

	12/31/2017
Items in the statement of comprehensive income	Specialty plant nutrients ThUS$	Iodine and its derivatives ThUS$	Lithium and its derivatives ThUS$	Industrial chemicals ThUS$	Potassium ThUS$	Other products and services ThUS$	Corporate Unit ThUS$	Total segments and Corporate unit ThUS$
Revenue	697,251	252,123	644,573	135,578	379,326	48,472	-	2,157,323
Cost of sales	(555,356)	(199,808)	(189,242)	(91,753)	(313,690)	(44,973)	-	(1,394,822)
Gross profit	141,895	52,315	455,331	43,825	65,636	3,499	-	762,501
Other incomes by function	-	-	-	-	-	-	17,827	17,827
Administrative expenses	-	-	-	-	-	-	(101,171)	(101,171)
Other expenses by function	-	-	-	-	-	-	(53,600)	(53,600)
Other gains (losses)	-	-	-	-	-	-	543	543
Financial income	-	-	-	-	-	-	13,499	13,499
Financial costs	-	-	-	-	-	-	(50,124)	(50,124)
Deterioro de valor de ganancias y revisión de pérdidas por deterioro de valor (pérdidas por deterioro de valor) determinado de acuerdo con la NIIF 9	-	-	-	-	-	-	(8,038)	(8,038)
interest in the profit or loss of associates and joint ventures accounted for by the equity method	-	-	-	-	-	-	14,452	14,452
Exchange differences	-	-	-	-	-	-	(1,299)	(1,299)
Profit (loss) before taxes	141,895	52,315	455,331	43,825	65,636	3,499	(167,911)	594,590
Income tax expense	-	-	-	-	-	-	(166,173)	(166,173)
Profit (loss) from continuing operations	141,895	52,315	455,331	43,825	65,636	3,499	(334,084)	428,417
Profit (loss) from discontinued operations	-	-	-	-	-	-	-	-
Profit (loss)	141,895	52,315	455,331	43,825	65,636	3,499	(334,084)	428,417
Profit (loss), attributable to	-	-	-	-	-	-	-	-
Profit (loss) attributable to the controller´s owners	-	-	-	-	-	-	-	427,697
Profit (loss) attributable to the non-controllers	-	-	-	-	-	-	-	720
Profit (loss)	-	-	-	-	-	-	-	428,417

	12/31/2016
Items in the statement of comprehensive income	Specialty plant nutrients ThUS$	Iodine and its derivatives ThUS$	Lithium and its derivatives ThUS$	Industrial chemicals ThUS$	Potassium ThUS$	Other products and services ThUS$	Corporate Unit ThUS$	Total segments and Corporate unit ThUS$
Revenue	623,853	231,144	514,627	104,137	403,323	62,238	-	1,939,322
Cost of sales	(478,074)	(191,298)	(175,616)	(67,378)	(359,477)	(56,442)	-	(1,328,285)
Gross profit	145,779	39,846	339,011	36,759	43,846	5,796	-	611,037
Other incomes by function	-	-	-	-	-	-	15,202	15,202
Administrative expenses	-	-	-	-	-	-	(88,436)	(88,436)
Other expenses by function	-	-	-	-	-	-	(82,533)	(82,533)
Other gains (losses)	-	-	-	-	-	-	679	679
Financial income	-	-	-	-	-	-	10,129	10,129
Financial costs	-	-	-	-	-	-	(57,498)	(57,498)
Deterioro de valor de ganancias y revisión de pérdidas por deterioro de valor (pérdidas por deterioro de valor) determinado de acuerdo con la NIIF 9	-	-	-	-	-	-	7,198	7,198
interest in the profit or loss of associates and joint ventures accounted for by the equity method	-	-	-	-	-	-	13,047	13,047
Exchange differences	-	-	-	-	-	-	460	460
Profit (loss) before taxes	145,779	39,846	339,011	36,759	43,846	5,796	(196,148)	414,889
Income tax expense	-	-	-	-	-	-	(132,965)	(132,965)
Profit (loss) from continuing operations	145,779	39,846	339,011	36,759	43,846	5,796	(329,113)	281,924
Profit (loss) from discontinued operations	-	-	-	-	-	-	-	-
Profit (loss)	145,779	39,846	339,011	36,759	43,846	5,796	(329,113)	281,924
Profit (loss), attributable to
Profit (loss) attributable to the controller´s owners	-	-	-	-	-	-	-	278,290
Profit (loss) attributable to the non-controllers	-	-	-	-	-	-	-	3,634
Profit (loss)	-	-	-	-	-	-	-	281,924

Disclosure of geographical areas [text block]
26.6	Segments by geographical areas as of December 31, 2018, 2017 and 2016

	12/31/2018
Items	Chile ThUS$	Latin America and the Caribbean ThUS$	Europe ThUS$	North America ThUS$	Asia and others ThUS$	Total ThUS$
Revenue	189,349	180,189	479,664	471,515	945,086	2,265,803
Investment accounted for under the equity method	(6,588)	-	61,256	16,115	40,766	111,549
Intangible assets other than goodwill	110,544	-	386	152	77,201	188,283
Goodwill	22,535	86	11,373	724	-	34,718
Property, plant and equipment, net	1,445,349	347	4,451	3,098	1,578	1,454,823
Investment property	-	-	-	-	-	-
Other non-current assets	17,111	23	-	(892)	11,298	27,540
Non-current assets that are not financial instruments	1,588,951	456	77,466	19,197	130,843	1,816,913

	12/31/2017
Items	Chile ThUS$	Latin America and the Caribbean ThUS$	Europe ThUS$	North America ThUS$	Asia and others ThUS$	Total ThUS$
Revenue	140,764	228,759	1,048,556	441,377	297,867	2,157,323
Investment accounted for under the equity method	(5,513)	33,065	33,318	15,193	76,567	152,630
Intangible assets other than goodwill	113,152	-	453	182	-	113,787
Goodwill	23,731	6,290	11,374	724	2,058	44,177
Property, plant and equipment, net	1,421,141	313	3,857	2,469	1,574	1,429,354
Investment property	-	-	-	-	-	-
Other non-current assets	19,234	28	-	-	-	19,262
Non-current assets that are not financial instruments	1,571,745	39,696	49,002	18,568	80,199	1,759,210

	12/31/2016
Items	Chile ThUS$	Latin America and the Caribbean ThUS$	Europe ThUS$	North America ThUS$	Asia and others ThUS$	Total ThUS$
Revenue	162,477	240,607	411,807	416,380	708,051	1,939,323
Investment accounted for under the equity method	-	5,000	25,009	13,456	69,675	113,140
Intangible assets other than goodwill	109,227	-	-	211	1	109,439
Goodwill	23,731	86	11,373	724	2,058	37,972
Property, plant and equipment, net	1,526,992	234	3,521	2,536	1,483	1,534,766
Investment property	-	-	-	-	-	-
Other non-current assets	24,551	139	-	-	-	24,690
Non-current assets that are not financial instruments	1,684,501	5,459	39,903	16,927	73,217	1,820,007